Nedbank Revolving Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Loans advanced	$ 3,177.7		$ 936.3		$ 1,111.2
Closing balance	2,060.1		2,361.2
Collateralized | R1,500 million Nedbank revolving credit facility
Debt Instrument [Line Items]
Loans advanced	155.5
Translation adjustment	(10.4)
Closing balance	$ 145.1	[1]		[1]

[1]	R1,500 million Nedbank revolving credit facility On March 1, 2013, Nedbank, GFIJVH and GFO entered into a R1,500 million revolving credit facility. The purpose of the facility is to fund Gold Fields' capital expenditure and general corporate and working capital requirements. The final maturity date of this facility is March 7, 2018. The facility bears interest at JIBAR plus a margin of 2.50% per annum. The borrowers are required to pay a commitment fee of 0.85% per annum every six months on the undrawn amount. On March 8, 2013, each of GFO and GFIJVH drew down $37.7 million under this facility. On each of June 10, 2013 and September 10, 2013 each of GFO and GFIJVH drew down an additional $17.2 million and $22.8 million, respectively, under this facility. The outstanding balance under this facility at December 31, 2013 was $145.1 million and at 31 December 2012 $nil. Borrowings under the facility are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH. December 31, 2013 December 31, 2012 Loans advanced 155.5 - Translation adjustment (10.4) - Closing balance 145.1 -